Advances for vessels under construction and acquisitions and other vessel costs (Tables)	12 Months Ended
Dec. 31, 2014
Advances For Property Plant And Equipment [Abstract]
Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2014	2013
Beginning balance	$38,862	$11,502
- Advances for vessels under construction and other vessel costs	43,160	30,053
- Advances for vessel acquisitions and other vessel costs	10,066	23,983
- Transferred to vessel cost (Note 6)	(62,588)	(26,676)
Ending balance	$29,500	$38,862